Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Disciplined Small Cap Portfolio

March 31, 2021

VDSC-QTLY-0521
1.830301.115

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.8%
Cogent Communications Group, Inc.	1,752	$120,468
Consolidated Communications Holdings, Inc. (a)	57,472	413,798
Iridium Communications, Inc. (a)	34,297	1,414,751
Liberty Latin America Ltd. Class C (a)	18,893	245,231
Ooma, Inc. (a)	21,393	339,079
ORBCOMM, Inc. (a)	112,255	856,506
		3,389,833
Entertainment - 0.2%
AMC Entertainment Holdings, Inc. Class A (b)	66,369	677,627
IMAX Corp. (a)	15,075	303,008
		980,635
Interactive Media & Services - 0.4%
TrueCar, Inc. (a)	67,202	321,562
Yelp, Inc. (a)	28,882	1,126,398
Zedge, Inc. (a)	11,305	136,791
		1,584,751
Media - 0.4%
AMC Networks, Inc. Class A (a)(b)	15,154	805,587
comScore, Inc. (a)	8,176	29,924
Hemisphere Media Group, Inc. (a)	2,188	25,490
Meredith Corp.	6,608	196,786
MSG Network, Inc. Class A (a)	11,421	171,772
Tegna, Inc.	5,807	109,346
WideOpenWest, Inc. (a)	12,904	175,365
		1,514,270
Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	14,084	687,440

TOTAL COMMUNICATION SERVICES		8,156,929

CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.6%
Adient PLC (a)	20,776	918,299
American Axle & Manufacturing Holdings, Inc. (a)	20,969	202,561
Cooper-Standard Holding, Inc. (a)	4,422	160,607
Modine Manufacturing Co. (a)	36,899	544,998
Tenneco, Inc. (a)	32,949	353,213
Visteon Corp. (a)	3,451	420,849
		2,600,527
Distributors - 0.2%
Core-Mark Holding Co., Inc.	15,183	587,430
Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc. (a)	16,877	667,317
American Public Education, Inc. (a)	7,556	269,220
Stride, Inc. (a)	12,789	385,077
		1,321,614
Hotels, Restaurants & Leisure - 4.5%
Bloomin' Brands, Inc.	48,951	1,324,125
Brinker International, Inc.	35,036	2,489,658
Caesars Entertainment, Inc. (a)	25,670	2,244,842
Churchill Downs, Inc.	10,034	2,281,932
Cracker Barrel Old Country Store, Inc.	2,491	430,644
Del Taco Restaurants, Inc.	25,875	247,883
Fiesta Restaurant Group, Inc. (a)	1,669	21,013
Hilton Grand Vacations, Inc. (a)	1,725	64,670
Marriott Vacations Worldwide Corp.	4,415	769,005
Norwegian Cruise Line Holdings Ltd. (a)(b)	10,099	278,631
Papa John's International, Inc.	5,411	479,631
Penn National Gaming, Inc. (a)	24,780	2,597,935
PlayAGS, Inc. (a)	8,787	70,999
RCI Hospitality Holdings, Inc.	5,322	338,426
Scientific Games Corp. Class A (a)	32,270	1,243,040
Shake Shack, Inc. Class A (a)	14,839	1,673,394
Texas Roadhouse, Inc. Class A	7,297	700,074
Wingstop, Inc.	7,229	919,312
		18,175,214
Household Durables - 2.2%
Cavco Industries, Inc. (a)	3,162	713,379
Flexsteel Industries, Inc.	10,691	372,581
iRobot Corp. (a)(b)	9,777	1,194,554
KB Home	35,302	1,642,602
La-Z-Boy, Inc.	2,037	86,532
M.D.C. Holdings, Inc.	24,304	1,443,658
M/I Homes, Inc. (a)	26,918	1,590,046
Meritage Homes Corp. (a)	4,261	391,671
Sonos, Inc. (a)	7,058	264,463
TopBuild Corp. (a)	480	100,526
TRI Pointe Homes, Inc. (a)	60,575	1,233,307
		9,033,319
Internet & Direct Marketing Retail - 0.7%
Magnite, Inc. (a)	8,100	337,041
Overstock.com, Inc. (a)(b)	3,512	232,705
Shutterstock, Inc.	18,312	1,630,500
Stamps.com, Inc. (a)	1,445	288,292
Stitch Fix, Inc. (a)	7,472	370,163
		2,858,701
Leisure Products - 1.0%
Acushnet Holdings Corp.	3,162	130,685
American Outdoor Brands, Inc. (a)	2,777	69,980
Clarus Corp.	2,124	36,214
Johnson Outdoors, Inc. Class A	8,895	1,269,761
Malibu Boats, Inc. Class A (a)	8,296	661,025
Vista Outdoor, Inc. (a)	58,882	1,888,346
YETI Holdings, Inc. (a)	2,833	204,571
		4,260,582
Multiline Retail - 0.2%
Dillard's, Inc. Class A (b)	2,521	243,453
Macy's, Inc.	25,807	417,815
		661,268
Specialty Retail - 3.3%
Asbury Automotive Group, Inc. (a)	6,307	1,239,326
Bed Bath & Beyond, Inc. (b)	16,436	479,109
GameStop Corp. Class A (a)	8,191	1,554,816
Group 1 Automotive, Inc.	11,862	1,871,705
Haverty Furniture Companies, Inc.	7,280	270,743
Lumber Liquidators Holdings, Inc. (a)	3,608	90,633
Murphy U.S.A., Inc.	1,471	212,648
Rent-A-Center, Inc.	11,106	640,372
RH (a)	1,716	1,023,766
Shoe Carnival, Inc. (b)	24,729	1,530,231
Signet Jewelers Ltd. (a)	13,313	771,888
Sleep Number Corp. (a)	16,774	2,406,901
Sonic Automotive, Inc. Class A (sub. vtg.)	25,689	1,273,404
The Aaron's Co., Inc.	3,292	84,539
		13,450,081
Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc. (a)	28,266	2,274,000
Deckers Outdoor Corp. (a)	9,725	3,213,335
Lakeland Industries, Inc. (a)	5,019	139,829
Rocky Brands, Inc.	4,072	220,132
		5,847,296

TOTAL CONSUMER DISCRETIONARY		58,796,032

CONSUMER STAPLES - 3.1%
Beverages - 0.3%
Celsius Holdings, Inc. (a)(b)	1,714	82,358
Coca-Cola Bottling Co. Consolidated	1,576	455,117
MGP Ingredients, Inc. (b)	3,909	231,217
Primo Water Corp.	42,782	695,635
		1,464,327
Food & Staples Retailing - 0.8%
Andersons, Inc.	15,098	413,383
BJ's Wholesale Club Holdings, Inc. (a)	6,216	278,850
Ingles Markets, Inc. Class A	8,178	504,174
Natural Grocers by Vitamin Cottage, Inc.	12,146	213,162
Performance Food Group Co. (a)	1,575	90,736
PriceSmart, Inc.	4,094	396,095
Rite Aid Corp. (a)(b)	17,206	352,035
United Natural Foods, Inc. (a)(b)	27,139	893,959
Weis Markets, Inc. (b)	3,792	214,324
		3,356,718
Food Products - 1.3%
Cal-Maine Foods, Inc. (a)	12,804	491,930
Darling Ingredients, Inc. (a)	46,583	3,427,570
Freshpet, Inc. (a)	4,436	704,481
John B. Sanfilippo & Son, Inc.	3,955	357,413
Lancaster Colony Corp.	400	70,144
The Simply Good Foods Co. (a)	6,694	203,631
		5,255,169
Household Products - 0.5%
Central Garden & Pet Co. (a)	1,323	76,747
Central Garden & Pet Co. Class A (non-vtg.) (a)	2,508	130,140
WD-40 Co. (b)	5,454	1,669,906
		1,876,793
Personal Products - 0.1%
USANA Health Sciences, Inc. (a)	5,308	518,061
Tobacco - 0.1%
Universal Corp.	2,128	125,531
Vector Group Ltd.	18,150	253,193
		378,724

TOTAL CONSUMER STAPLES		12,849,792

ENERGY - 2.9%
Energy Equipment & Services - 0.8%
Archrock, Inc.	16,999	161,321
Frank's International NV (a)	15,232	54,074
Helix Energy Solutions Group, Inc. (a)	94,579	477,624
Nabors Industries Ltd.	11,586	1,082,712
Nextier Oilfield Solutions, Inc. (a)	19,701	73,288
Oceaneering International, Inc. (a)	29,501	336,901
Oil States International, Inc. (a)	35,053	211,370
ProPetro Holding Corp. (a)	31,235	332,965
U.S. Silica Holdings, Inc.	35,748	439,343
		3,169,598
Oil, Gas & Consumable Fuels - 2.1%
Antero Resources Corp. (a)	31,273	318,985
DHT Holdings, Inc.	129,016	765,065
Diamond S Shipping, Inc. (a)	8,206	82,306
Green Plains, Inc. (a)	5,950	161,067
Kosmos Energy Ltd.	345,653	1,061,155
Magnolia Oil & Gas Corp. Class A (a)	29,827	342,414
Nordic American Tanker Shipping Ltd. (b)	96,651	314,116
PBF Energy, Inc. Class A	92,844	1,313,743
Penn Virginia Corp. (a)(b)	47,501	636,513
Range Resources Corp. (a)	9,542	98,569
Renewable Energy Group, Inc. (a)	16,927	1,117,859
Ship Finance International Ltd. (NY Shares)	85,097	682,478
SM Energy Co.	107,461	1,759,137
World Fuel Services Corp.	3,688	129,818
		8,783,225

TOTAL ENERGY		11,952,823

FINANCIALS - 16.4%
Banks - 8.0%
1st Source Corp.	8,110	385,874
Altabancorp	1,472	61,883
Ameris Bancorp	11,213	588,795
Banc of California, Inc.	13,543	244,857
BancFirst Corp.	33,048	2,336,163
Bancorp, Inc., Delaware (a)	18,464	382,574
Berkshire Hills Bancorp, Inc.	13,677	305,271
Brookline Bancorp, Inc., Delaware	4,163	62,445
Cadence Bancorp Class A	37,435	776,028
Capital City Bank Group, Inc.	2,072	53,913
Cathay General Bancorp	44,300	1,806,554
CIT Group, Inc.	4,555	234,628
City Holding Co.	842	68,859
Community Bank System, Inc.	1,203	92,294
Community Trust Bancorp, Inc.	4,763	209,715
Eagle Bancorp, Inc.	2,063	109,772
Financial Institutions, Inc.	10,222	309,624
First Bancorp, North Carolina	1,394	60,639
First Bancorp, Puerto Rico	226,823	2,554,027
First Commonwealth Financial Corp.	11,951	171,736
First Financial Bankshares, Inc.	7,396	345,615
First Financial Corp., Indiana	2,329	104,828
First Foundation, Inc.	2,212	51,894
First Interstate Bancsystem, Inc.	12,963	596,817
First of Long Island Corp.	2,572	54,655
Flushing Financial Corp.	3,802	80,716
Fulton Financial Corp.	106,908	1,820,643
Great Southern Bancorp, Inc.	15,275	865,634
Great Western Bancorp, Inc.	4,263	129,126
Hancock Whitney Corp.	43,839	1,841,676
Hilltop Holdings, Inc.	54,242	1,851,279
Hope Bancorp, Inc.	10,005	150,675
Independent Bank Group, Inc.	8,322	601,181
International Bancshares Corp.	48,516	2,252,113
Investors Bancorp, Inc.	188,363	2,767,052
Lakeland Bancorp, Inc.	4,644	80,945
Lakeland Financial Corp.	5,940	410,989
Live Oak Bancshares, Inc.	5,248	359,436
Macatawa Bank Corp.	2,178	21,671
Mercantile Bank Corp.	1,916	62,213
Midland States Bancorp, Inc.	6,209	172,238
Nicolet Bankshares, Inc. (a)	1,678	140,046
OFG Bancorp	34,998	791,655
Old National Bancorp, Indiana	5,544	107,221
Park National Corp.	2,498	322,991
Peapack-Gladstone Financial Corp.	7,513	232,001
Republic Bancorp, Inc., Kentucky Class A	595	26,353
Sandy Spring Bancorp, Inc.	5,214	226,444
Sierra Bancorp	9,726	260,657
Silvergate Capital Corp. (a)	3,945	560,861
South State Corp.	3,809	299,045
Southside Bancshares, Inc.	9,183	353,637
Tompkins Financial Corp.	2,811	232,470
Trico Bancshares	4,965	235,192
Trustmark Corp.	8,270	278,368
UMB Financial Corp.	13,688	1,263,813
United Bankshares, Inc., West Virginia	1,351	52,122
United Community Bank, Inc.	10,570	360,648
Univest Corp. of Pennsylvania	8,438	241,242
Valley National Bancorp	48,334	664,109
Washington Trust Bancorp, Inc.	2,552	131,760
WesBanco, Inc.	15,161	546,706
		32,764,388
Capital Markets - 2.4%
Artisan Partners Asset Management, Inc.	40,381	2,106,677
B. Riley Financial, Inc.	3,309	186,561
BGC Partners, Inc. Class A	26,218	126,633
Cohen & Steers, Inc.	20,841	1,361,543
Cowen Group, Inc. Class A (b)	7,478	262,852
Federated Hermes, Inc. Class B (non-vtg.)	48,773	1,526,595
Oppenheimer Holdings, Inc. Class A (non-vtg.)	24,961	999,688
Piper Jaffray Companies	12,899	1,414,375
PJT Partners, Inc.	7,524	508,999
Pzena Investment Management, Inc.	3,408	35,886
Stifel Financial Corp.	3,507	224,658
StoneX Group, Inc. (a)	14,284	933,888
		9,688,355
Consumer Finance - 1.1%
Enova International, Inc. (a)	54,371	1,929,083
LendingClub Corp. (a)	34,000	561,680
Nelnet, Inc. Class A	24,789	1,803,152
PROG Holdings, Inc.	6,584	285,021
		4,578,936
Diversified Financial Services - 0.3%
Cannae Holdings, Inc. (a)	24,478	969,818
Marlin Business Services Corp. (b)	13,218	180,294
		1,150,112
Insurance - 1.7%
Amerisafe, Inc.	8,953	572,992
Crawford & Co. Class B	3,176	30,775
eHealth, Inc. (a)	8,433	613,332
Employers Holdings, Inc.	5,921	254,958
Goosehead Insurance	7,053	755,941
Horace Mann Educators Corp.	16,557	715,428
Investors Title Co.	160	26,560
ProAssurance Corp.	10,587	283,308
Selective Insurance Group, Inc.	27,127	1,967,793
Trupanion, Inc. (a)	21,183	1,614,356
		6,835,443
Mortgage Real Estate Investment Trusts - 0.3%
Arbor Realty Trust, Inc.	70,735	1,124,687
Granite Point Mortgage Trust, Inc.	5,304	63,489
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,699	151,414
Redwood Trust, Inc.	5,842	60,815
		1,400,405
Thrifts & Mortgage Finance - 2.6%
Essent Group Ltd.	45,587	2,164,927
Farmer Mac Class C (non-vtg.)	5,697	573,802
Flagstar Bancorp, Inc.	34,978	1,577,508
NMI Holdings, Inc. (a)	589	13,924
Northwest Bancshares, Inc.	70,801	1,023,074
Pennymac Financial Services, Inc.	4,473	299,110
Premier Financial Corp.	6,872	228,563
Radian Group, Inc.	89,978	2,091,989
Walker & Dunlop, Inc.	16,100	1,654,114
Washington Federal, Inc.	21,134	650,927
Waterstone Financial, Inc.	19,059	389,185
		10,667,123

TOTAL FINANCIALS		67,084,762

HEALTH CARE - 18.0%
Biotechnology - 9.1%
ACADIA Pharmaceuticals, Inc. (a)	3,535	91,203
Affimed NV (a)	45,120	356,899
Agenus, Inc. (a)(b)	84,592	230,090
Akebia Therapeutics, Inc. (a)	78,839	266,870
Allakos, Inc. (a)	2,294	263,305
Allogene Therapeutics, Inc. (a)(b)	4,180	147,554
ALX Oncology Holdings, Inc. (a)	4,292	316,492
Amicus Therapeutics, Inc. (a)	28,797	284,514
AnaptysBio, Inc. (a)	9,094	195,976
Anika Therapeutics, Inc. (a)	3,120	127,265
Apellis Pharmaceuticals, Inc. (a)	11,814	506,939
Arcturus Therapeutics Holdings, Inc. (a)(b)	4,456	184,033
Arcus Biosciences, Inc. (a)	9,380	263,390
Ardelyx, Inc. (a)	40,236	266,362
Arena Pharmaceuticals, Inc. (a)	8,246	572,190
Arrowhead Pharmaceuticals, Inc. (a)	11,832	784,580
Assembly Biosciences, Inc. (a)	48,641	223,749
Atara Biotherapeutics, Inc. (a)	22,565	324,033
Athenex, Inc. (a)(b)	9,584	41,211
Athersys, Inc. (a)(b)	90,134	162,241
AVEO Pharmaceuticals, Inc. (a)	4,920	36,014
Beam Therapeutics, Inc. (a)(b)	9,733	779,029
BioCryst Pharmaceuticals, Inc. (a)(b)	7,178	73,000
Biohaven Pharmaceutical Holding Co. Ltd. (a)	5,196	355,147
BioXcel Therapeutics, Inc. (a)(b)	5,918	255,421
Blueprint Medicines Corp. (a)	6,330	615,466
BridgeBio Pharma, Inc. (a)(b)	10,367	638,607
Calithera Biosciences, Inc. (a)	52,146	126,193
CareDx, Inc. (a)	4,520	307,767
Catalyst Biosciences, Inc. (a)	23,059	116,217
Catalyst Pharmaceutical Partners, Inc. (a)	68,761	316,988
ChemoCentryx, Inc. (a)	4,564	233,859
Chimerix, Inc. (a)	49,658	478,703
Clovis Oncology, Inc. (a)(b)	47,465	333,204
Coherus BioSciences, Inc. (a)(b)	21,003	306,854
Concert Pharmaceuticals, Inc. (a)	31,120	155,289
Constellation Pharmaceuticals, Inc. (a)	7,137	166,934
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	137,216	270,316
Cue Biopharma, Inc. (a)	7,784	94,965
Cytokinetics, Inc. (a)	4,411	102,600
CytomX Therapeutics, Inc. (a)	23,319	180,256
Deciphera Pharmaceuticals, Inc. (a)	7,284	326,615
Denali Therapeutics, Inc. (a)	6,491	370,636
Dicerna Pharmaceuticals, Inc. (a)	4,389	112,227
Eagle Pharmaceuticals, Inc. (a)	4,406	183,906
Editas Medicine, Inc. (a)(b)	13,846	581,532
Eiger Biopharmaceuticals, Inc. (a)	11,364	100,571
Emergent BioSolutions, Inc. (a)	10,566	981,687
Enanta Pharmaceuticals, Inc. (a)	856	42,218
Epizyme, Inc. (a)	18,581	161,841
Fate Therapeutics, Inc. (a)	14,847	1,224,135
FibroGen, Inc. (a)	12,443	431,897
Flexion Therapeutics, Inc. (a)(b)	15,124	135,360
Fortress Biotech, Inc. (a)	10,246	36,168
Global Blood Therapeutics, Inc. (a)(b)	690	28,118
GlycoMimetics, Inc. (a)	11,786	35,476
Gritstone Oncology, Inc. (a)	10,474	98,770
Halozyme Therapeutics, Inc. (a)	26,602	1,109,037
Heron Therapeutics, Inc. (a)(b)	6,575	106,581
ImmunoGen, Inc. (a)	69,527	563,169
Immunovant, Inc. (a)	1,939	31,102
Inovio Pharmaceuticals, Inc. (a)(b)	8,810	81,757
Insmed, Inc. (a)	10,257	349,353
Intellia Therapeutics, Inc. (a)	10,923	876,625
Intercept Pharmaceuticals, Inc. (a)(b)	10,539	243,240
Invitae Corp. (a)(b)	20,237	773,256
Iovance Biotherapeutics, Inc. (a)	2,946	93,270
Ironwood Pharmaceuticals, Inc. Class A (a)	42,621	476,503
Jounce Therapeutics, Inc. (a)	4,861	49,922
Kadmon Holdings, Inc. (a)	55,814	217,116
Karuna Therapeutics, Inc. (a)	1,008	121,192
Karyopharm Therapeutics, Inc. (a)(b)	14,859	156,317
Kindred Biosciences, Inc. (a)	24,222	120,383
Kodiak Sciences, Inc. (a)	2,994	339,490
Krystal Biotech, Inc. (a)	1,276	98,303
Kura Oncology, Inc. (a)	4,199	118,706
La Jolla Pharmaceutical Co. (a)(b)	32,220	136,613
Lexicon Pharmaceuticals, Inc. (a)	43,616	256,026
Ligand Pharmaceuticals, Inc. Class B (a)(b)	1,067	162,664
Macrogenics, Inc. (a)	3,761	119,788
Madrigal Pharmaceuticals, Inc. (a)	217	25,382
Mersana Therapeutics, Inc. (a)	17,246	279,040
Minerva Neurosciences, Inc. (a)	62,381	182,153
Mirati Therapeutics, Inc. (a)	5,638	965,789
Molecular Templates, Inc. (a)	9,369	118,237
Mustang Bio, Inc. (a)	38,552	127,993
Myriad Genetics, Inc. (a)	12,822	390,430
Natera, Inc. (a)	12,489	1,268,133
Novavax, Inc. (a)	10,023	1,817,270
Oncternal Therapeutics, Inc. rights (a)(c)	466	0
Opko Health, Inc. (a)(b)	104,462	448,142
Organogenesis Holdings, Inc. Class A (a)	6,384	116,316
Ovid Therapeutics, Inc. (a)	21,265	85,485
Oyster Point Pharma, Inc. (a)(b)	3,456	63,176
Pieris Pharmaceuticals, Inc. (a)	24,493	62,947
Precigen, Inc. (a)	17,775	122,470
Protagonist Therapeutics, Inc. (a)	5,300	137,270
PTC Therapeutics, Inc. (a)	13,510	639,699
Puma Biotechnology, Inc. (a)	18,421	179,052
Radius Health, Inc. (a)	15,786	329,296
Recro Pharma, Inc. (a)	11,649	32,501
REGENXBIO, Inc. (a)	5,092	173,688
Relay Therapeutics, Inc. (a)	1,616	55,865
Revolution Medicines, Inc. (a)	1,830	83,960
Rocket Pharmaceuticals, Inc. (a)	1,739	77,159
Rubius Therapeutics, Inc. (a)	7,608	201,612
Sangamo Therapeutics, Inc. (a)	5,015	62,838
Selecta Biosciences, Inc. (a)	32,454	146,854
Seres Therapeutics, Inc. (a)	3,314	68,235
Sorrento Therapeutics, Inc. (a)(b)	8,152	67,417
Springworks Therapeutics, Inc. (a)	1,229	90,418
Syndax Pharmaceuticals, Inc. (a)(b)	9,106	203,610
TCR2 Therapeutics, Inc. (a)	2,087	46,081
TG Therapeutics, Inc. (a)	23,700	1,142,340
Translate Bio, Inc. (a)	3,731	61,524
Travere Therapeutics, Inc. (a)	18,117	452,381
Turning Point Therapeutics, Inc. (a)	3,836	362,847
Twist Bioscience Corp. (a)	4,943	612,240
Ultragenyx Pharmaceutical, Inc. (a)	7,636	869,435
Vanda Pharmaceuticals, Inc. (a)	18,612	279,552
Vaxart, Inc. (a)(b)	7,327	44,328
Veracyte, Inc. (a)	5,957	320,189
Vericel Corp. (a)	2,501	138,931
Vir Biotechnology, Inc. (a)(b)	12,931	662,972
Voyager Therapeutics, Inc. (a)	17,225	81,130
Xbiotech, Inc. (a)	7,150	122,766
Xencor, Inc. (a)	4,480	192,909
Y-mAbs Therapeutics, Inc. (a)	1,085	32,810
		37,048,167
Health Care Equipment & Supplies - 2.7%
Accuray, Inc. (a)	104,064	515,117
Atricure, Inc. (a)	13,324	872,988
Axonics Modulation Technologies, Inc. (a)	787	47,133
Cardiovascular Systems, Inc. (a)	33,027	1,266,255
Cerus Corp. (a)	37,574	225,820
ConforMis, Inc. (a)	38,669	38,282
CryoPort, Inc. (a)(b)	1,125	58,511
Integer Holdings Corp. (a)	4,854	447,053
Invacare Corp.	13,217	106,000
Lantheus Holdings, Inc. (a)	30,939	661,166
LeMaitre Vascular, Inc.	2,877	140,340
LivaNova PLC (a)	2,245	165,524
Meridian Bioscience, Inc. (a)	70,402	1,848,053
Nevro Corp. (a)	6,527	910,517
Novocure Ltd. (a)	3,444	455,228
Orthofix International NV (a)	11,819	512,354
Seaspine Holdings Corp. (a)	2,815	48,981
Shockwave Medical, Inc. (a)	1,089	141,853
Sientra, Inc. (a)(b)	71,840	523,714
Staar Surgical Co. (a)	4,832	509,341
SurModics, Inc. (a)	24,591	1,378,817
Tandem Diabetes Care, Inc. (a)	4,155	366,679
		11,239,726
Health Care Providers & Services - 3.0%
AdaptHealth Corp. (a)	17,769	653,188
Amedisys, Inc. (a)	1,363	360,909
Apollo Medical Holdings, Inc. (a)	9,207	249,418
Brookdale Senior Living, Inc. (a)	77,120	466,576
Corvel Corp. (a)	16,681	1,711,304
Cross Country Healthcare, Inc. (a)	2,730	34,098
Modivcare, Inc. (a)	5,102	755,708
National Healthcare Corp.	14,983	1,167,326
Owens & Minor, Inc.	40,435	1,519,952
Patterson Companies, Inc.	22,317	713,028
Select Medical Holdings Corp. (a)	60,722	2,070,620
Tenet Healthcare Corp. (a)	47,257	2,457,364
		12,159,491
Health Care Technology - 1.5%
Allscripts Healthcare Solutions, Inc. (a)	146,814	2,204,412
HealthStream, Inc. (a)	11,439	255,547
Inovalon Holdings, Inc. Class A (a)	21,791	627,145
Inspire Medical Systems, Inc. (a)	2,546	526,997
Nextgen Healthcare, Inc. (a)	92,812	1,679,897
OptimizeRx Corp. (a)	9,962	485,648
Phreesia, Inc. (a)	6,570	342,297
Schrodinger, Inc. (a)(b)	1,571	119,852
		6,241,795
Life Sciences Tools & Services - 0.9%
Fluidigm Corp. (a)(b)	15,703	70,978
Luminex Corp.	12,775	407,523
Medpace Holdings, Inc. (a)	6,042	991,190
Nanostring Technologies, Inc. (a)	9,103	598,158
NeoGenomics, Inc. (a)	11,627	560,770
Pacific Biosciences of California, Inc. (a)	20,705	689,684
Quanterix Corp. (a)	4,578	267,676
		3,585,979
Pharmaceuticals - 0.8%
Amneal Pharmaceuticals, Inc. (a)	42,718	287,492
Arvinas Holding Co. LLC (a)	2,663	176,024
Assertio Holdings, Inc. (a)	53,831	36,740
Axsome Therapeutics, Inc. (a)	1,858	105,200
Cassava Sciences, Inc. (a)(b)	2,414	108,509
Cerecor, Inc. (a)	23,352	70,523
Collegium Pharmaceutical, Inc. (a)	5,038	119,401
Corcept Therapeutics, Inc. (a)	20,378	484,793
Endo International PLC (a)	61,028	452,217
Intra-Cellular Therapies, Inc. (a)	4,811	163,237
Liquidia Technologies, Inc. (a)	27,426	73,776
Odonate Therapeutics, Inc. (a)	30,854	105,521
Pacira Biosciences, Inc. (a)	8,441	591,630
Prestige Brands Holdings, Inc. (a)	6,740	297,099
Revance Therapeutics, Inc. (a)	1,984	55,453
Theravance Biopharma, Inc. (a)	5,500	112,255
WAVE Life Sciences (a)	23,027	129,181
Zogenix, Inc. (a)	921	17,978
		3,387,029

TOTAL HEALTH CARE		73,662,187

INDUSTRIALS - 17.2%
Aerospace & Defense - 1.8%
AAR Corp.	43,771	1,823,062
Aerojet Rocketdyne Holdings, Inc.	1,315	61,752
Astronics Corp. (a)	30,741	554,568
Axon Enterprise, Inc. (a)	3,319	472,692
Maxar Technologies, Inc.	33,184	1,255,019
Moog, Inc. Class A	23,304	1,937,728
Parsons Corp. (a)	34,948	1,413,297
Vectrus, Inc. (a)	478	25,544
		7,543,662
Air Freight & Logistics - 0.1%
Atlas Air Worldwide Holdings, Inc. (a)	9,254	559,312
Airlines - 0.3%
Mesa Air Group, Inc. (a)	75,268	1,012,355
Building Products - 1.6%
Advanced Drain Systems, Inc.	8,642	893,496
Cornerstone Building Brands, Inc. (a)	19,120	268,254
Gibraltar Industries, Inc. (a)	6,123	560,316
Griffon Corp.	2,008	54,557
Quanex Building Products Corp.	39,114	1,025,960
Resideo Technologies, Inc. (a)	19,354	546,751
Simpson Manufacturing Co. Ltd.	6,161	639,081
UFP Industries, Inc.	33,146	2,513,793
		6,502,208
Commercial Services & Supplies - 1.3%
Brady Corp. Class A	25,227	1,348,383
BrightView Holdings, Inc. (a)	6,061	102,249
Kimball International, Inc. Class B	33,672	471,408
Knoll, Inc.	23,177	382,652
Tetra Tech, Inc.	8,391	1,138,827
UniFirst Corp.	8,438	1,887,665
VSE Corp.	852	33,654
		5,364,838
Construction & Engineering - 1.0%
Comfort Systems U.S.A., Inc.	2,994	223,861
EMCOR Group, Inc.	27,275	3,059,164
Great Lakes Dredge & Dock Corp. (a)	36,013	525,070
Primoris Services Corp.	8,540	282,930
		4,091,025
Electrical Equipment - 3.2%
Atkore, Inc. (a)	38,295	2,753,411
AZZ, Inc.	15,551	782,993
Encore Wire Corp.	27,411	1,840,100
EnerSys	26,395	2,396,666
FuelCell Energy, Inc. (a)(b)	26,792	386,073
Generac Holdings, Inc. (a)	2,719	890,337
Plug Power, Inc. (a)	69,275	2,482,816
Preformed Line Products Co.	7,084	487,025
Sunrun, Inc. (a)	14,519	878,109
Thermon Group Holdings, Inc. (a)	1,621	31,593
		12,929,123
Machinery - 3.4%
Albany International Corp. Class A	1,855	154,837
Altra Industrial Motion Corp.	20,901	1,156,243
Chart Industries, Inc. (a)	871	123,987
CIRCOR International, Inc. (a)	8,386	292,001
Columbus McKinnon Corp. (NY Shares)	2,565	135,329
Energy Recovery, Inc. (a)	5,966	109,416
EnPro Industries, Inc.	9,261	789,685
Evoqua Water Technologies Corp. (a)	23,111	607,819
Franklin Electric Co., Inc.	1,467	115,805
Gorman-Rupp Co.	3,739	123,798
Greenbrier Companies, Inc. (b)	7,854	370,866
Helios Technologies, Inc.	4,281	311,956
Hillenbrand, Inc.	28,371	1,353,580
Hurco Companies, Inc.	11,045	389,889
Hyster-Yale Materials Handling Class A	7,196	626,916
Kennametal, Inc.	12,651	505,660
L.B. Foster Co. Class A (a)	3,680	65,872
Lydall, Inc. (a)	5,874	198,189
Manitowoc Co., Inc. (a)	15,805	325,899
Mueller Industries, Inc.	25,108	1,038,216
Park-Ohio Holdings Corp.	1,284	40,433
Proto Labs, Inc. (a)	4,714	573,930
Rexnord Corp.	59,549	2,804,162
Tennant Co.	2,747	219,458
Terex Corp.	14,340	660,644
Wabash National Corp.	9,336	175,517
Watts Water Technologies, Inc. Class A	5,015	595,832
Welbilt, Inc. (a)	1,999	32,484
		13,898,423
Marine - 0.1%
Costamare, Inc.	32,428	311,957
Professional Services - 1.7%
Barrett Business Services, Inc.	2,871	197,697
CRA International, Inc.	2,983	222,651
Heidrick & Struggles International, Inc.	35,423	1,265,310
Kforce, Inc.	34,176	1,831,834
Korn Ferry	7,444	464,282
ManTech International Corp. Class A	4,881	424,403
TriNet Group, Inc. (a)	10,444	814,214
TrueBlue, Inc. (a)	2,223	48,950
Upwork, Inc. (a)	37,245	1,667,459
		6,936,800
Road & Rail - 0.4%
ArcBest Corp.	10,257	721,785
Heartland Express, Inc.	6,164	120,691
Marten Transport Ltd.	48,111	816,444
		1,658,920
Trading Companies & Distributors - 2.3%
Applied Industrial Technologies, Inc.	16,850	1,536,215
Boise Cascade Co.	42,229	2,526,561
GMS, Inc. (a)	24,605	1,027,259
Herc Holdings, Inc. (a)	5,495	556,808
NOW, Inc. (a)	21,202	213,928
Rush Enterprises, Inc. Class A	48,544	2,418,948
Systemax, Inc.	21,007	863,808
Titan Machinery, Inc. (a)	2,095	53,423
Veritiv Corp. (a)	4,694	199,683
WESCO International, Inc. (a)	279	24,142
		9,420,775

TOTAL INDUSTRIALS		70,229,398

INFORMATION TECHNOLOGY - 12.9%
Communications Equipment - 0.8%
ADTRAN, Inc.	12,400	206,832
Calix Networks, Inc. (a)	55,934	1,938,672
Comtech Telecommunications Corp.	2,697	66,993
Digi International, Inc. (a)	5,315	100,932
Extreme Networks, Inc. (a)	38,903	340,401
Inseego Corp. (a)(b)	46,578	465,780
Plantronics, Inc.	2,459	95,680
		3,215,290
Electronic Equipment & Components - 1.6%
Arlo Technologies, Inc. (a)	10,780	67,698
Badger Meter, Inc.	1,070	99,585
ePlus, Inc. (a)	3,819	380,525
II-VI, Inc. (a)	13,461	920,329
Insight Enterprises, Inc. (a)	22,880	2,183,210
Itron, Inc. (a)	680	60,282
Kimball Electronics, Inc. (a)	37,596	969,977
Methode Electronics, Inc. Class A	15,022	630,624
PC Connection, Inc.	10,339	479,626
ScanSource, Inc. (a)	21,202	635,000
		6,426,856
IT Services - 0.8%
Brightcove, Inc. (a)	4,629	93,135
Conduent, Inc. (a)	20,004	133,227
CSG Systems International, Inc.	4,083	183,286
EVERTEC, Inc.	27,326	1,017,074
Limelight Networks, Inc. (a)(b)	65,338	233,257
Perspecta, Inc.	6,361	184,787
Sykes Enterprises, Inc. (a)	29,153	1,285,064
		3,129,830
Semiconductors & Semiconductor Equipment - 4.6%
Alpha & Omega Semiconductor Ltd. (a)	4,302	140,675
Ambarella, Inc. (a)	10,599	1,064,034
Amkor Technology, Inc.	90,215	2,138,998
Brooks Automation, Inc.	14,086	1,150,122
Ceva, Inc. (a)	1,495	83,944
Cirrus Logic, Inc. (a)	18,272	1,549,283
Diodes, Inc. (a)	16,067	1,282,789
Enphase Energy, Inc. (a)	4,709	763,611
FormFactor, Inc. (a)	15,094	680,890
Lattice Semiconductor Corp. (a)	44,350	1,996,637
NeoPhotonics Corp. (a)	99,869	1,193,435
Photronics, Inc. (a)	7,677	98,726
Pixelworks, Inc. (a)	8,837	29,250
Power Integrations, Inc.	18,292	1,490,432
Semtech Corp. (a)	3,307	228,183
Silicon Laboratories, Inc. (a)	14,571	2,055,531
Synaptics, Inc. (a)	21,465	2,906,790
Veeco Instruments, Inc. (a)	1,588	32,935
		18,886,265
Software - 4.4%
A10 Networks, Inc. (a)	27,369	263,016
Agilysys, Inc. (a)	39,620	1,900,175
Appian Corp. Class A (a)(b)	5,211	692,802
BlackLine, Inc. (a)(b)	17,877	1,937,867
Cloudera, Inc. (a)	93,770	1,141,181
Cognyte Software Ltd. (a)	2,929	81,455
CommVault Systems, Inc. (a)	34,567	2,229,572
Cornerstone OnDemand, Inc. (a)	12,091	526,926
Digital Turbine, Inc. (a)	25,826	2,075,377
Domo, Inc. Class B (a)	17,184	967,287
Ebix, Inc. (b)	2,811	90,036
MicroStrategy, Inc. Class A (a)(b)	1,243	843,748
Progress Software Corp.	39,660	1,747,420
Q2 Holdings, Inc. (a)	16,471	1,650,394
SecureWorks Corp. (a)	5,359	71,703
SPS Commerce, Inc. (a)	15,081	1,497,694
Tenable Holdings, Inc. (a)	5,172	187,149
Verint Systems, Inc. (a)	2,929	133,240
Yext, Inc. (a)	8,172	118,331
		18,155,373
Technology Hardware, Storage & Peripherals - 0.7%
3D Systems Corp. (a)	15,972	438,272
Avid Technology, Inc. (a)	101,122	2,134,685
Diebold Nixdorf, Inc. (a)	26,968	381,058
		2,954,015

TOTAL INFORMATION TECHNOLOGY		52,767,629

MATERIALS - 3.7%
Chemicals - 1.0%
Avient Corp.	25,225	1,192,386
FutureFuel Corp.	35,346	513,577
Hawkins, Inc.	1,534	51,420
Rayonier Advanced Materials, Inc. (a)	31,038	281,515
Stepan Co.	14,149	1,798,479
Tronox Holdings PLC	19,833	362,944
		4,200,321
Construction Materials - 0.2%
Forterra, Inc. (a)	27,734	644,816
Containers & Packaging - 0.4%
Myers Industries, Inc.	74,512	1,472,357
Metals & Mining - 1.9%
Cleveland-Cliffs, Inc.	114,441	2,301,409
Coeur d'Alene Mines Corp. (a)	27,197	245,589
Commercial Metals Co.	51,021	1,573,488
Materion Corp.	4,393	290,992
Novagold Resources, Inc. (a)	32,459	284,341
Olympic Steel, Inc.	1,942	57,192
Schnitzer Steel Industries, Inc. Class A	1,380	57,670
United States Steel Corp.	20,852	545,697
Worthington Industries, Inc.	36,228	2,430,537
		7,786,915
Paper & Forest Products - 0.2%
Schweitzer-Mauduit International, Inc.	17,717	867,601

TOTAL MATERIALS		14,972,010

REAL ESTATE - 5.8%
Equity Real Estate Investment Trusts (REITs) - 4.4%
Agree Realty Corp.	30,668	2,064,263
American Assets Trust, Inc.	43,227	1,402,284
Armada Hoffler Properties, Inc.	4,843	60,731
CareTrust (REIT), Inc.	9,251	215,410
CatchMark Timber Trust, Inc.	8,384	85,349
City Office REIT, Inc.	9,143	97,099
Colony Capital, Inc.	95,055	615,956
CorePoint Lodging, Inc.	3,337	30,133
DiamondRock Hospitality Co. (a)	10,804	111,281
Diversified Healthcare Trust (SBI)	86,436	413,164
Easterly Government Properties, Inc.	15,918	329,980
EastGroup Properties, Inc.	4,685	671,267
Essential Properties Realty Trust, Inc.	15,487	353,568
Farmland Partners, Inc.	6,358	71,273
Four Corners Property Trust, Inc.	16,397	449,278
Gladstone Land Corp.	5,751	105,243
Healthcare Realty Trust, Inc.	19,230	583,054
Kite Realty Group Trust	19,942	384,681
National Storage Affiliates Trust	37,100	1,481,403
New Senior Investment Group, Inc.	26,057	162,335
Potlatch Corp.	1,090	57,683
Preferred Apartment Communities, Inc. Class A	13,690	134,847
PS Business Parks, Inc.	11,574	1,789,109
QTS Realty Trust, Inc. Class A	5,566	345,315
RLJ Lodging Trust	115,019	1,780,494
Safehold, Inc.	2,548	178,615
Service Properties Trust	1,999	23,708
Stag Industrial, Inc.	7,214	242,463
Sunstone Hotel Investors, Inc.	129,492	1,613,470
Terreno Realty Corp.	7,460	430,964
The GEO Group, Inc. (b)	39,854	309,267
Xenia Hotels & Resorts, Inc.	62,360	1,216,020
		17,809,707
Real Estate Management & Development - 1.4%
eXp World Holdings, Inc. (a)(b)	13,094	596,432
Gyrodyne LLC (a)	137	2,104
Kennedy-Wilson Holdings, Inc.	33,906	685,240
Marcus & Millichap, Inc. (a)	20,454	689,300
Newmark Group, Inc.	156,822	1,569,004
Rafael Holdings, Inc. (a)	922	36,806
RE/MAX Holdings, Inc.	10,088	397,366
Redfin Corp. (a)	6,621	440,892
The RMR Group, Inc.	31,837	1,299,268
		5,716,412

TOTAL REAL ESTATE		23,526,119

UTILITIES - 1.9%
Electric Utilities - 0.3%
Allete, Inc.	7,167	481,551
MGE Energy, Inc.	1,456	103,944
Otter Tail Corp.	12,678	585,343
PNM Resources, Inc.	3,111	152,595
		1,323,433
Gas Utilities - 0.1%
New Jersey Resources Corp.	10,020	399,497
South Jersey Industries, Inc. (b)	5,035	113,690
		513,187
Independent Power and Renewable Electricity Producers - 0.9%
Clearway Energy, Inc. Class A	62,481	1,656,371
Ormat Technologies, Inc. (b)	17,588	1,381,186
Sunnova Energy International, Inc. (a)	17,005	694,144
		3,731,701
Multi-Utilities - 0.2%
Avista Corp.	8,245	393,699
Black Hills Corp.	3,662	244,512
NorthWestern Energy Corp.	961	62,657
		700,868
Water Utilities - 0.4%
American States Water Co.	5,939	449,107
California Water Service Group	8,990	506,497
Consolidated Water Co., Inc.	2,399	32,267
Middlesex Water Co.	7,075	559,067
York Water Co.	625	30,606
		1,577,544

TOTAL UTILITIES		7,846,733

TOTAL COMMON STOCKS
(Cost $298,762,167)		401,844,414

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
WESCO International, Inc. (d)
(Cost $15,079)	569	17,502

Money Market Funds - 6.6%
Fidelity Cash Central Fund 0.06% (e)	6,120,390	6,121,614
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	20,868,168	20,870,255
TOTAL MONEY MARKET FUNDS
(Cost $26,991,869)		26,991,869
TOTAL INVESTMENT IN SECURITIES - 104.9%
(Cost $325,769,115)		428,853,785
NET OTHER ASSETS (LIABILITIES) - (4.9)%(g)		(20,172,055)
NET ASSETS - 100%		$408,681,730

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	61	June 2021	$6,778,625	$(88,745)	$(88,745)

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $377,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,833
Fidelity Securities Lending Cash Central Fund	15,245
Total	$18,078

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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